UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2010
                                               --------------------

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):     [   ] is a restatement.
                                       [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Contrarius Investment Management Limited
             ------------------------------------------
Address:       Sir Walter Raleigh House
             --------------------------
               48-50 Esplanade, St. Helier
             -----------------------------
               Jersey JE1 4HH, Channel Islands
             ---------------------------------

Form 13F File Number:   28-13714
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Ibbotson
          ----------------
Title:       Director
           ----------
Phone:       +44 1534 823 000
           ------------------

Signature, Place, and Date of Signing:

  /s/ David Ibbotson   St. Helier, Jersey, Channel Islands  November 5, 2010
--------------------   -----------------------------------  ----------------
    [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                                 ------

Form 13F Information Table Entry Total:             44
                                                 ------

Form 13F Information Table Value Total:          $253,686
                                            ------------------
                                                (thousands)

List of Other Included Managers:    None

                           FORM 13F INFORMATION TABLE





                                                                                                          VOTING AUTHORITY
--------------------------------- TITLE                                                                ---------------------
                                  OF               VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER
NAME OF  ISSUER                   CLASS CUSIP     (x$1000) PRN AMT   PRN CALL  DISCRETION  MANAGER    SOLE     SHARED  NONE
--------------------------------- ----- --------- -------- -------   --- ----  ----------  ---------- -----    ------- -----

Symantec Corp.                    Com   871503108 20,753   1,371,653  SH        Sole       None       1,371,653
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Gilead Sciences Inc.              Com   375558103 19,127     537,138  SH        Sole       None         537,138
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Warner Music Group Corp.          Com   934550104 18,336   4,074,774  SH        Sole       None       4,074,774
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
SuperValu Inc.                    Com   868536103 16,049   1,391,910  SH        Sole       None       1,391,910
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Safeway Inc                       Com   786514208 15,819     747,573  SH        Sole       None         747,573
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
AngloGold Ashanti Ltd.            ADR    35128206 13,006     281,275  SH        Sole       None         281,275
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Liberty Media Corp                Com   53071M104 12,651     922,767  SH        Sole       None         922,767
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Aeropostale                       Com   007865108 12,288     528,502  SH        Sole       None         528,502
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Websense Inc.                     Com   947684106 11,291     636,498  SH        Sole       None         636,498
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
CBS Corp.                         Com   124857202 11,200     706,200  SH        Sole       None         706,200
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Winn-Dixie Stores                 Com   974280307  9,655   1,354,131  SH        Sole       None       1,354,131
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Kroger Co.                        Com   501044101  9,553     441,025  SH        Sole       None         441,025
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Expedia Inc                       Com   30212P105  8,077     286,121  SH        Sole       None         286,121
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Gannett Co. Inc.                  Com   364730101  7,896     645,649  SH        Sole       None         645,649
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Blue Coat Systems Inc             Com   09534T508  7,715     320,663  SH        Sole       None         320,663
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
McClatchy Co.                     Com   579489105  7,478   1,902,851  SH        Sole       None       1,902,851
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Check Point Software Technology   Com   M22465104  6,228     168,654  SH        Sole       None         168,654
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
CSG Systems International Inc.    Com   126349109  5,596     306,981  SH        Sole       None         306,981
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
InterDigital Inc.                 Com   45867G101  5,080     171,547  SH        Sole       None         171,547
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Orbitz Worldwide Inc              Com   68557K109  4,598     729,785  SH        Sole       None         729,785
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
E.W. Scripps                      Com   811054402  4,385     556,458  SH        Sole       None         556,458
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Valero Energy Corp.               Com   91913Y100  4,212     240,563  SH        Sole       None         240,563
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Journal Communications Inc.       Com   481130102  3,565     790,362  SH        Sole       None         790,362
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Comcast Corp.                     Com   20030N101  2,662     147,216  SH        Sole       None         147,216
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Entercom Communications Corp      Com   293639100  2,555     325,016  SH        Sole       None         325,016
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Medtronic Inc.                    Com   585055106  2,374      70,708  SH        Sole       None          70,708
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Kinross Gold                      Com   496902404  2,094     111,465  SH        Sole       None         111,465
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Best Buy                          Com   086516101  1,615      39,692  SH        Sole       None          39,692
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Pozen Inc                         Com   73941U102  1,513     213,653  SH        Sole       None         213,653
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Sprint Nextel                     Com   852061100  1,016     219,488  SH        Sole       None         219,488
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Microsoft Corp                    Com   594918104    996      40,690  SH        Sole       None          40,690
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
NVIDIA Corp.                      Com   67066G104    803      68,720  SH        Sole       None          68,720
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
ValueClick Inc.                   Com   92046N102    667      50,962  SH        Sole       None          50,962
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
IBM                               Com   459200101    646       4,814  SH        Sole       None           4,814
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Tessera Technologies Inc.         Com   88164L100    631      34,091  SH        Sole       None          34,091
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Gold Fields Ltd.                  ADR   38059T106    482      31,563  SH        Sole       None          31,563
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
United Online Inc.                Com   911268100    433      75,770  SH        Sole       None          75,770
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Walgreen                          Com   931422109    408      12,170  SH        Sole       None          12,170
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Harmony Gold Mining Co., Ltd.     ADR   413216300    168      14,863  SH        Sole       None          14,863
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
A.H. Belo                         Com   001282102     58       8,200  SH        Sole       None           8,200
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Potash Corp. of Saskatchewan Inc. Com   73755L107      2          15  SH        Sole       None              15
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Kraft Foods Inc.                  Com   50075N104      2          65  SH        Sole       None              65
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Biogen Idec Inc.                  Com   09062X103      2          29  SH        Sole       None              29
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------
Amedysis inc.                     Com    23436108      1          33  SH        Sole       None              33
--------------------------------- ----- --------- ------  ----------  ---       ------     ---------- ---------